GOVERNMENT INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS                                           June 30, 2001
(Unaudited)

                                                   PRINCIPAL
                                                    AMOUNT
ISSUER                                          (000'S OMITTED)          VALUE
--------------------------------------------------------------------------------
GOVERNMENT NATIONAL
MORTGAGE ASSOCIATION -- 32.1%
--------------------------------------------------------------------------------
6.50%, 2009                                       $    109          $   110,238
6.50%, 2011                                          2,187            2,219,490
6.50%, 2019                                            101              100,896
7.00%, 2008                                            623              627,371
7.00%, 2009                                            813              819,727
7.00%, 2013                                          3,393            3,483,956
7.00%, 2019                                          1,764            1,766,436
7.00%, 2020                                            297              296,352
8.00%, 2006                                             66               68,348
8.00%, 2007                                             63               65,759
8.00%, 2017                                             59               61,707
8.00%, 2021                                            123              128,755
8.00%, 2022                                             58               60,767
9.50%, 2016                                              1                  687
9.50%, 2017                                             21               22,483
9.50%, 2018                                             15               16,713
9.50%, 2019                                             22               23,696
9.50%, 2020                                             13               14,488
                                                                    -----------
TOTAL GOVERNMENT NATIONAL
   MORTGAGE ASSOCIATION                                               9,887,869
                                                                    -----------
U.S. & OTHER GOVERNMENT OBLIGATIONS -- 67.2%
--------------------------------------------------------------------------------
Israel State U.S. Government
   Guaranteed Notes,
   5.70% due 2/15/03                                 5,000            5,058,150
   6.125% due 3/15/03                                4,300            4,381,743
                                                                     -----------
                                                                      9,439,893
                                                                    -----------
United States Treasury Bills,
   3.36% due 9/13/01                                   468              464,811
   3.405% due 9/13/01                                  260              258,205
                                                                    -----------
                                                                        723,016
                                                                    -----------
United States Treasury Notes,
   6.25% due 7/31/02                                   950              973,009
   3.875% due 6/30/03                                5,000            4,965,600
   5.25% due 5/15/04                                 4,500            4,577,355
                                                                    -----------
                                                                     10,515,964
                                                                    ------------
TOTAL U.S. & OTHER
  GOVERNMENT OBLIGATIONS                                             20,678,873
                                                                    ------------

REPURCHASE AGREEMENTS -- 16.0%
--------------------------------------------------------------------------------
First Union National Bank
  Repurchase Agreement
  3.93% due 7/02/01, proceeds
  at maturity $2,500,819
  (collateralized by $2,616,000
  U.S. Treasury Notes
  4.75% due 11/15/08,
  valued at $2,550,600)                                             $ 2,500,000
Westdeutsche Landesbank
  Repurchase Agreement
  3.97% due 7/02/01, proceeds
  at maturity $2,423,802
  (collateralized by $2,380,000
  U.S. Treasury Notes
  5.875% due 11/15/04,
  valued at $2,431,884)                                               2,423,000
                                                                    -----------
TOTAL SHORT-TERM
  OBLIGATIONS                                                         4,923,000
                                                                    -----------
TOTAL INVESTMENTS
  (Identified Cost--
  $ 35,352,099)                                      115.3%          35,489,742

OTHER ASSETS,
  LESS LIABILITIES                                   (15.3)          (4,697,022)
                                                     -----          -----------
NET ASSETS                                           100.0%         $30,792,720
                                                     =====          ===========

See notes to financial statements

GOVERNMENT INCOME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2001 (Unaudited)
================================================================================
ASSETS:
Investments at value (Note 1A) (Identified Cost, $30,429,099)        $30,566,741
Repurchase Agreements (Identified Cost, $4,923,000)                    4,923,000
Cash                                                                         534
Receivable from the Administrator                                         20,404
Interest receivable                                                      303,229
--------------------------------------------------------------------------------
  Total assets                                                        35,813,908
--------------------------------------------------------------------------------
LIABILITIES:
Payable for investments purchased                                      4,997,453
Payable to affiliates--Management fees (Note 2)                            3,331
Accrued expenses and liabilities                                          20,404
--------------------------------------------------------------------------------
Total liabilities                                                      5,021,188
--------------------------------------------------------------------------------
NET ASSETS                                                           $30,792,720
================================================================================
REPRESENTED BY:
Paid-in capital for beneficial interests                             $30,792,720
================================================================================

GOVERNMENT INCOME PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2001 (Unaudited)
================================================================================
INVESTMENT INCOME (Note 1B):                                          $  869,952

EXPENSES:
Management fees (Note 2)                                 $ 54,679
Legal fees                                                 28,015
Custodian & accounting fees                                22,133
Audit fees                                                 12,480
Administrative fees (Note 3)                                7,811
Trustee fees                                                4,434
Miscellaneous                                               4,299
--------------------------------------------------------------------------------
  Total expenses                                          133,851
Less: aggregate amount waived by the Manager
  and Administrator (Note 3)                              (58,467)
Less: expenses assumed by the Administrator (Note 7)      (20,404)
--------------------------------------------------------------------------------
  Net expenses                                                            54,980
--------------------------------------------------------------------------------
Net investment income                                                    814,972
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain from investment transactions            133,597
Unrealized appreciation of investments                    209,762
--------------------------------------------------------------------------------
  Net realized and unrealized gain on investments                        343,359
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $ 1,158,331
================================================================================

See notes to financial statements

GOVERNMENT INCOME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                 SIX MONTHS ENDED   YEAR ENDED
                                                   JUNE 30, 2001   DECEMBER 31,
                                                    (Unaudited)        2000
================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income                             $   814,972       $ 3,058,531
Net realized gain (loss) on
  investment transactions                             133,597          (211,943)
Unrealized appreciation of investments                209,762         1,004,159
--------------------------------------------------------------------------------
Net increase in net assets resulting
  from operations                                   1,158,331         3,850,747
--------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions                         3,133,531         8,472,107
Value of withdrawals                               (5,841,094)      (43,586,705)
--------------------------------------------------------------------------------
Net decrease in net assets
  from capital transactions                        (2,707,563)      (35,114,598)
--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS                         (1,549,232)      (31,263,851)
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                32,341,952        63,605,803
--------------------------------------------------------------------------------
End of period                                     $30,792,720       $32,341,952
================================================================================

See notes to financial statements

GOVERNMENT INCOME PORTFOLIO
FINANCIAL HIGHLIGHTS


                           SIX MONTHS
                             ENDED             YEAR ENDED DECEMBER 31,
                         JUNE 30, 2001 -----------------------------------------
                          (Unaudited)  2000     1999     1998     1997     1996
================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period
  (000's omitted)            $30,793 $32,342  $63,606  $84,147  $61,298  $53,499
Ratio of expenses to
  average net assets           0.35%*  0.35%    0.35%    0.35%    0.35%    0.35%
Ratio of net investment
  income to average
  net assets                   5.22%*  5.90%    5.45%    5.49%    5.65%    5.75%
Portfolio turnover              256%    340%     201%     288%     126%     100%

Note: If Agents of the Portfolio had not voluntarily waived a portion of their fees during the periods indicated, the ratios would have been as follows:

RATIOS:
Expenses to average
  net assets                   0.86%*  0.40%    0.40%    0.40%    0.41%    0.40%
Net investment income to
  average net assets           4.71%*  5.85%    5.40%    5.44%    5.59%    5.70%
================================================================================
* Annualized.

See notes to financial statements

GOVERNMENT INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES Government Income Portfolio (the "Portfolio"), a separate series of The Premium Portfolios (the "Portfolio Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Investment Manager of the Portfolio is Citi Fund Management Inc. (the "Manager"). On April 1, 2001, Citibank N.A., transferred its asset management business, including management of the Portfolio to its newly formed affiliate, the Manager.

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Portfolio are as follows:

   A. INVESTMENT SECURITY VALUATIONS Debt securities (other than short-term obligations maturing in 60 days or less) are valued on the basis of valuations furnished by pricing services approved by the Board of Trustees, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the counter prices. Short-term obligations maturing in 60 days or less are valued at amortized cost, which approximates market value. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

   B. INCOME Interest income consists of interest accrued and discounts earned, adjusted for amortization of premium or discount on long-term debt securities when required for U.S. federal income tax purposes. Gain and loss from principal paydowns are recorded as interest income.

   C. U.S. FEDERAL INCOME TAXES The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

   D. EXPENSES The Portfolio bears all costs of its operations other than expenses specifically assumed by the Manager. Expenses incurred by the Portfolio Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

GOVERNMENT INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

   E. REPURCHASE AGREEMENTS It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreements. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

   F. TBA PURCHASE COMMITMENTS The Portfolio enters into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitment will not fluctuate more than 0.01% from the principal amount. The Portfolio holds, and maintains until the settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Portfolio's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under Note 1A.

   Although the Portfolio will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio, the Portfolio may dispose of a commitment prior to settlement if the Portfolio's Adviser deems it appropriate to do so.

   G. FUTURES CONTRACTS The Portfolio may engage in futures transactions.The Portfolio may use futures contracts in order to protect the Portfolio from fluctuation in interest rates without actually buying or selling debt securities, or to manage the effective maturity or duration of fixed income securities in the Portfolio in an effort to reduce potential losses or enhance potential gains. Buying futures contracts tends to increase the Portfolio's exposure to the underlying instrument.Selling futures contracts tends to either decrease the Portfolio's exposure to the underlying instrument, or to hedge other Portfolio investments.

   Upon entering into a futures contract, the Portfolio is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". Subsequent payments ("variation margin") are made or received by the Portfolio each day, depending on the daily fluctuation of the value of the contract.The daily changes in contract value are recorded as unrealized gains or losses and the Portfolio recognizes a realized gain or loss when the contract is closed. Futures contracts are valued at the settlement price established by the board of trade or exchange on which they are traded.

GOVERNMENT INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

   There are several risks in connection with the use of futures contracts as a hedging device. The change in the value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in the value of the hedged instruments. In addition, there is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. No such instruments were held at June 30, 2001.

   H.  OTHER  Investment   transactions  are  accounted  for  on  the  date  the
investments are purchased or sold. Realized gains and losses are determined on the identified cost basis.

2. MANAGEMENT FEES The investment management paid to the Manager, as compensation for overall investment management services, amounted to $54,679, of which $50,656 was voluntarily waived for the six months ended June 30, 2001. The management fees are computed at the annual rate of 0.35% of the Portfolio's average daily net assets.

3. ADMINISTRATIVE FEES Under the terms of an Administrative Services Agreement, the administrative fees paid to the Administrator, as compensation for overall administrative services and general office facilities, are computed at the annual rate of 0.05% of the Portfolio's average daily net assets. The administrative fees amounted to $7,811, all of which was voluntarily waived, for the six months ended June 30, 2001. The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers or directors of the Administrator or its affiliates.

4. PURCHASES AND SALES OF INVESTMENTS Purchases and sales of U.S. Government securities, other than short-term obligations, aggregated $87,015,049 and $83,243,959, respectively, for the six months ended June 30, 2001.

5. FEDERAL INCOME TAX BASIS OF INVESTMENTS The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 2001, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                      $35,352,099
===============================================================================
Gross unrealized appreciation                                       $   180,467
Gross unrealized depreciation                                           (42,825)
-------------------------------------------------------------------------------
Net unrealized appreciation                                          $  137,642
===============================================================================

GOVERNMENT INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

6. LINE OF CREDIT The Portfolio, along with various other Portfolios in the CitiFunds family, entered into an ongoing agreement with a bank which allows the Portfolios collectively to borrow up to $75 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific Portfolio executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended June 30, 2001, the commitment fee allocated to the Portfolio was $31. Since the line of credit was established, there have been no borrowings by the Portfolio.

7. ASSUMPTION OF EXPENSES The Administrator has voluntarily agreed to pay a portion of the expenses of the Fund for the six months ended June 30, 2001, which amounted to $20,404.

TRUSTEES AND OFFICERS

C. OscarMorong, Jr., CHAIRMAN
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley
Heath B. McLendon*
E.Kirby Warren
William S. Woods, Jr.**

SECRETARY
Robert I. Frenkel*

TREASURER
Lewis E. Daidone*

 * AFFILIATED PERSON OF INVESTMENT ADVISER
** TRUSTEE EMERITUS

INVESTMENT MANAGER
(OF GOVERNMENT INCOME
PORTFOLIO)
Citi Fund Management Inc.
100 First Stamford Place
Stamford, CT 06902

DISTRIBUTOR
Salomon Smith Barney Inc.

TRANSFER AGENT
CitiFiduciary Trust Company
125 Broad Street, 11th Floor
New York, NY 10004

SUB-TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

This report is prepared for the information of shareholders of Citi Short-Term U.S. Government Income Fund. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of Citi Short-Term U.S. Government Income Fund.

(C)2001 Citicorp         [Logo] Printed on recycled paper            CFS/USG/601